Risk management and concentrations of risk - Cash flow hedge accounting (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Reclassification from accumulated other comprehensive income included in hedge effectiveness			$ 4,490
Reclassification of amortization of cash flow hedge to earnings, Tax benefit (expense)	$ 0	$ 0	0	$ 0
Initial value of interest rate swap to be recognized in earnings on amortization approach, Tax benefit (expense)	0	0	0	0
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach			512	512
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax	44	53	117	129
Total gains (losses) on derivative instruments, tax	44	53	117	129
Interest Expense [Member]
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(2,378)	(1,022)	(4,490)	(1,810)
Initial value of interest rate swap to be recognized in earnings on amortization approach, Tax benefit (expense)	199	235	410	400
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(256)	(256)	(512)	(512)
Total gains (losses) on derivative instruments	$ (2,435)	$ (1,043)	$ (4,592)	$ (1,922)